Loans and advances to customers - Concentration by economic sector (Details) - BRL (R$) R$ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Securities	R$ 14,908,297	R$ 12,448,565
Loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Business customers	8,690,342	9,074,899
Individual customers	18,353,259	13,623,429
Securities	27,043,601	22,698,328
Financial activities [Member] | Loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Business customers	1,715,974	2,427,341
Construction [Member] | Loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Business customers	1,699,388	1,392,607
Industries [Member] | Loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Business customers	1,307,863	1,359,184
Administrative activities [Member] | Loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Business customers	1,250,998	893,914
Trade [Member] | Loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Business customers	1,201,380	1,041,875
Agriculture [Member] | Loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Business customers	134,652	178,403
Other segments [Member] | Loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Business customers	R$ 1,380,087	R$ 1,781,575